OTHER PAYABLES AND ACCRUALS (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Accrued payroll	19,185	30,974
Accrued expense	88,323	71,462
Other payables	11,351	11,944
Payable for collaboration assets	14,171	16,338
Other tax payables	2,982	2,084
Total	136,012	132,802